August 15, 2017 Via EDGAR
ATTORNEYS AT LAW

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WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
114735-0101

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	EntrepreneurShares Series Trust File Nos. 033-16040 and 811-22436

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of EntrepreneurShares Series Trust, a Delaware statutory trust (the “Trust”), is Post-Effective Amendment (“PEA”) No. 15 and Amendment No. 18 to the Trust’s Registration Statement on Form N-1A.  The Trust is filing PEA No. 15 pursuant to Rule 485(a)(2) because the Trust is establishing a new series, the Entrepreneur 30 Fund (the “New Fund”).  The current prospectus and statement of additional information for the other series of the Trust are not changed by the filing of this PEA No. 15 to the Trust’s Registration Statement.

Please note that the Trust has filed an exemptive application (File No. 812-14803) for an order of the U.S. Securities and Exchange Commission (i) under Section 6(c) of the Investment Company Act of 1940, as amended (the “Act”), for an exemption from Sections 2(a)(32), 5(a)(1), 22(d) and 22(e) of the Act and Rule 22c1 thereunder, (ii) under Sections 6(c) and 17(b) of the Act for an exemption from Sections 17(a)(1) and 17(a)(2) of the Act; and (iii) under Section 12(d)(1)(J) of the Act for an exemption from Sections 12(d)(1)(A) and 12(d)(1)(B) of the Act.  Both the Trust and we, as counsel to the Trust, will promptly respond to any requests for additional information and will cooperate to the fullest extent with the Staff in order to ensure a prompt effective date for the Registration Statement.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

 Peter D. Fetzer

Attachments

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN FRANCISCO SHANGHAI SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.